INTANGIBLE ASSETS AND GOODWILL - Schedule of intangible assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	$ 13,368,580
Ending Balance	12,704,626	$ 13,368,580
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	13,608,504	0
Additions from acquisitions	3,578,022	13,608,504
Impairment of intangibles	(1,536,260)
Ending Balance	15,650,266	13,608,504
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(239,924)	0
Amortization expense	(2,705,716)	(239,924)
Ending Balance	(2,945,640)	(239,924)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	11,846,103
Ending Balance	10,261,176	11,846,103
Licenses [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	12,060,274	0
Additions from acquisitions	1,071,750	12,060,274
Impairment of intangibles	(428,626)
Ending Balance	12,703,398	12,060,274
Licenses [Member] | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(214,171)	0
Amortization expense	(2,228,051)	(214,171)
Ending Balance	(2,442,222)	(214,171)
Branding [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0
Ending Balance	906,750	0
Branding [Member] | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Additions from acquisitions	1,331,804	0
Impairment of intangibles	(391,759)
Ending Balance	940,045	0
Branding [Member] | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	0	0
Amortization expense	(33,295)	0
Ending Balance	(33,295)	0
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,514,773
Ending Balance	1,529,725	1,514,773
Customer relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,540,447	0
Additions from acquisitions	1,174,468	1,540,447
Impairment of intangibles	(715,875)
Ending Balance	1,999,040	1,540,447
Customer relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(25,674)	0
Amortization expense	(443,641)	(25,674)
Ending Balance	(469,315)	(25,674)
Start up costs
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	7,704
Ending Balance	6,975	7,704
Start up costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	7,783	0
Additions from acquisitions	0	7,783
Impairment of intangibles	0
Ending Balance	7,783	7,783
Start up costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(79)	0
Amortization expense	(729)	(79)
Ending Balance	$ (808)	$ (79)